Capital provision assets - Capital provision assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Capital Provision Assets
Total capital provision assets	$ 3,114,802	$ 3,039,439
Capital provision assets
Capital Provision Assets
Total capital provision assets	2,562,677	2,432,829
Capital provision assets | Financial assets at fair value through profit and loss
Capital Provision Assets
Total capital provision assets	2,562,677	2,432,829	$ 1,871,035
Capital provision-direct assets | Financial assets at fair value through profit and loss
Capital Provision Assets
Total capital provision assets	2,477,511	2,174,693
Capital provision-indirect assets | Financial assets at fair value through profit and loss
Capital Provision Assets
Total capital provision assets	$ 85,166	$ 258,136